The fair value of investment property (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure - The fair value of investment property [Line Items]
Fair value of Investment property	₩ 344,598	₩ 240,088
Carrying amount of Investment property	225,195	158,580
Land
Disclosure - The fair value of investment property [Line Items]
Fair value of Investment property	300,001	202,042
Carrying amount of Investment property	200,391	129,897
Buildings
Disclosure - The fair value of investment property [Line Items]
Fair value of Investment property	44,597	38,046
Carrying amount of Investment property	₩ 24,804	₩ 28,683